LVIP JPMorgan Retirement Income Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–98.51%
Equity Funds–25.83%
JPMorgan BetaBuilders MSCI US REIT ETF	5,140	$ 426,055
JPMorgan BetaBuilders US Mid Cap Equity ETF	77,059	5,810,249
✧JPMorgan Equity Index Fund	493,202	30,400,983
JPMorgan Realty Income ETF	29,529	1,247,896
✧JPMorgan Small Cap Equity Fund	48,222	2,493,578
✧JPMorgan Small Cap Growth Fund	68,389	1,245,354
✧JPMorgan Small Cap Value Fund	51,520	1,238,537
✧JPMorgan U.S. Equity Fund	549,909	10,129,325
		52,991,977
Fixed Income Funds–53.94%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	45,986	2,066,151
✧JPMorgan Core Bond Fund	7,342,316	76,213,237
✧JPMorgan High Yield Fund	3,071,143	19,071,797
JPMorgan Inflation Managed Bond ETF	280,596	13,325,504
		110,676,689
International Equity Funds–11.51%
JPMorgan ActiveBuilders Emerging Markets Equity ETF	35,926	1,302,317
✧JPMorgan Emerging Markets Equity Fund	88,608	2,616,595
✧JPMorgan Emerging Markets Research Enhanced Equity Fund	169,090	2,605,678
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧JPMorgan International Equity Fund	384,561	$ 6,875,948
JPMorgan International Research Enhanced Equity ETF	185,666	10,224,627
		23,625,165
Money Market Funds–7.23%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 5.09%)	14,823,786	14,828,234
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	7	7
		14,828,241
Total Investment Companies (Cost $193,155,167)		202,122,072

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATION–0.33%
∞U.S. Treasury Notes 0.88% 1/31/24	693,000	671,100
Total U.S. Treasury Obligation (Cost $672,428)		671,100

TOTAL INVESTMENTS–98.84% (Cost $193,827,595)	202,793,172
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.16%	2,374,095
NET ASSETS APPLICABLE TO 17,632,355 SHARES OUTSTANDING–100.00%	$205,167,267

✧ Class R-6 shares.
° Principal amount shown is stated in U.S. dollars.
∞ Fully or partially pledged as collateral for futures contracts.
LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
41	E-mini MSCI EAFE Index	$4,297,825	$4,175,710	6/16/23	$122,115	$—
(92)	E-mini MSCI Emerging Markets Index	(4,579,300)	(4,444,529)	6/16/23	—	(134,771)
(5)	E-mini S&P 500 Index	(1,034,437)	(988,914)	6/16/23	—	(45,523)
(11)	Euro STOXX 50 Index	(508,316)	(494,075)	6/16/23	—	(14,241)
Total Futures Contracts					$122,115	$(194,535)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes.
LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Retirement Income Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests a substantial portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), advised by J.P. Morgan or other unaffiliated managers (collectively, the “Underly The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$202,122,072	$—	$—	$202,122,072
U.S. Treasury Obligation	—	671,100	—	671,100
Total Investments	$202,122,072	$671,100	$—	$202,793,172
Derivatives:

Assets:
Futures Contract	$122,115	$—	$—	$122,115
Liabilities:
Futures Contracts	$(194,535)	$—	$—	$(194,535)
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Retirement Income Fund–3